LOANS, Other Financial Liabilities (Details) - Between January and May 2025 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Other financial liabilities [Abstract]
Other financial liabilities	$ 25,422,559
Interest rate	597.00%
Expiration date	Between January and May 2025